S000012068 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended	146 Months Ended	166 Months Ended	171 Months Ended	255 Months Ended	266 Months Ended	399 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Blended Benchmark (consisting of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.04%	8.67%	8.52%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
C000122660 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.72%	9.57%	8.61%
Performance Inception Date					Nov. 08, 2012
C000253713 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.62%	9.47%	8.50%
Performance Inception Date	Oct. 02, 2024
C000032838 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.74%	7.91%	7.59%
Performance Inception Date									Nov. 01, 2002
C000032838 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.75%	6.40%	6.40%
Performance Inception Date									Nov. 01, 2002
C000032838 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.70%	5.94%	5.85%
Performance Inception Date									Nov. 01, 2002
C000032840 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.47%	8.38%	7.42%
Performance Inception Date								Oct. 13, 2003
C000032842 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.63%	9.48%	8.50%
Performance Inception Date										Oct. 01, 1991
C000094665 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.04%	8.93%	7.96%
Performance Inception Date							Sep. 27, 2010
C000094667 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.65%	9.51%	8.56%
Performance Inception Date						Mar. 07, 2011